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                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                        SUPPLEMENT DATED APRIL 28, 2014
                                      TO
                         PROSPECTUS DATED MAY 1, 2002
                              (SUNSHINE PLAN 236)

This Supplement revises information contained in the prospectus dated May 1, 2002 (as supplemented) for the Group Flexible Payment Variable Annuity contracts issued by MetLife Investors USA Insurance Company ("we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.

The corresponding sections of the prospectus are modified as follows:

FEE TABLES AND EXAMPLES

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN FUNDS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR THE FUNDS AND IN THE FOLLOWING TABLES.

                                                                                           Minimum Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Fund assets,
including management fees, 12b-1/services fees, and other expenses)                         0.27%   1.11%

FUND EXPENSES
(as a percentage of the average daily net assets of a Fund)

                                                    Distribution            Acquired    Total    Fee Waiver   Net Total
                                                       and/or               Fund Fees  Annual      and/or      Annual
                                        Management Service (12b-1)  Other      and    Operating    Expense    Operating
                                           Fee          Fees       Expenses Expenses  Expenses  Reimbursement Expenses
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE
PRODUCTS -- INITIAL CLASS
Contrafund(R) Portfolio                    0.55%         --          0.09%     --       0.64%         --        0.64%
Growth Portfolio                           0.55%         --          0.11%     --       0.66%         --        0.66%
JANUS ASPEN SERIES -- INSTITUTIONAL
SHARES
Global Research Portfolio                  0.48%         --          0.05%     --       0.53%         --        0.53%
METROPOLITAN SERIES FUND -- CLASS A
MetLife Stock Index Portfolio              0.25%         --          0.02%     --       0.27%       0.01%       0.26%
MFS(R) Total Return Portfolio              0.55%         --          0.04%     --       0.59%         --        0.59%
NEUBERGER BERMAN EQUITY FUNDS --
TRUST CLASS
Neuberger Berman Genesis Fund              1.06%         --          0.05%     --       1.11%         --        1.11%
T. ROWE PRICE GROWTH STOCK
FUND, INC.                                 0.52%         --          0.17%     --       0.69%         --        0.69%
T. ROWE PRICE INTERNATIONAL
FUNDS, INC.
T. Rowe Price International Stock Fund     0.65%         --          0.20%     --       0.85%         --        0.85%

The information shown in the table above was provided by the Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Fund's 2014 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement

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in effect for the Fund, but that the expenses of the Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Fund's board of directors or trustees, are not shown.

THE FUNDS

The following Funds are available under the Contract. You should read the prospectuses for these Funds carefully. You can obtain copies of the Fund prospectuses by calling or writing to us at: MetLife Investors USA Insurance Company, Annuity Service Office, P.O. Box 10366, Des Moines, Iowa 50306-0366,
(800) 343-8496. You can also obtain information about the Funds (including a copy of the Statement of Additional Information) by accessing the Securities & Exchange Commission's website at http://www.sec.gov.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.

                                                         Investment Adviser
          Fund               Investment Objective          and Subadviser
--------------------------------------------------------------------------------
FIDELITY(R) VARIABLE
INSURANCE PRODUCTS --
INITIAL CLASS
Contrafund(R) Portfolio    Seeks long-term capital    Fidelity Management &
                           appreciation.              Research Company
                                                      Subadviser: FMR Co., Inc.
Growth Portfolio           Seeks to achieve capital   Fidelity Management &
                           appreciation.              Research Company
                                                      Subadviser: FMR Co., Inc.
JANUS ASPEN SERIES --
INSTITUTIONAL SHARES
Global Research Portfolio  Seeks long-term growth of  Janus Capital Management
                           capital.                   LLC
METROPOLITAN SERIES FUND
-- CLASS A
MetLife Stock Index        Seeks to track the         MetLife Advisers, LLC
 Portfolio                 performance of the         Subadviser: MetLife
                           Standard & Poor's 500(R)   Investment Management, LLC
                           Composite Stock Price
                           Index.
MFS(R) Total Return        Seeks a favorable total    MetLife Advisers, LLC
 Portfolio                 return through investment  Subadviser: Massachusetts
                           in a diversified           Financial Services Company
                           portfolio.
NEUBERGER BERMAN EQUITY
FUNDS -- TRUST CLASS
Neuberger Berman Genesis   Seeks growth of capital.   Neuberger Berman
 Fund                                                 Management LLC
                                                      Subadviser: Neuberger
                                                      Berman LLC
T. ROWE PRICE GROWTH       Seeks long-term capital    T. Rowe Price Associates,
STOCK FUND, INC.           growth through             Inc.
                           investments in stock.
T. ROWE PRICE
INTERNATIONAL FUNDS, INC.
T. Rowe Price              Seeks long-term growth of  T. Rowe Price Associates,
 International Stock Fund  capital through            Inc.
                           investments primarily in
                           the common stocks of       Subadviser: T. Rowe Price
                           established, non-U.S.      International Ltd
                           companies.

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DISTRIBUTOR

METLIFE INVESTORS USA

MetLife Investors USA Insurance Company is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states (except New York) and in the District of Columbia. MetLife Investors USA is an indirect wholly-owned subsidiary of MetLife, Inc. ("MetLife"), the holding company of Metropolitan Life Insurance Company, and a listed company on the New York Stock Exchange. MetLife is a leading provider of insurance and financial products and services to individual and group customers.

In 2013, MetLife, Inc. announced its plans to merge MetLife Investors USA, MetLife Insurance Company of Connecticut (MetLife of Connecticut), MetLife Investors Insurance Company (MetLife Investors), and Exeter Reassurance Company, Ltd. (Exeter Reassurance), to create one larger U.S.-based and U.S.-regulated life insurance company. MetLife of Connecticut and MetLife Investors, like MetLife Investors USA, are U.S. Insurance companies that issue variable insurance products in addition to other products. Exeter Reassurance is a direct subsidiary of MetLife, Inc. that mainly reinsures guarantees associated with variable annuity products issued by U.S. insurance companies that are direct or indirect subsidiaries of MetLife, Inc. MetLife of Connecticut, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. These mergers are expected to occur towards the end of 2014, subject to regulatory approvals.

The principal business address of MetLife Investors Distribution Company ("Distributor") has changed from 5 Park Plaza, Suite 1900, Irvine, CA 92614 to 1095 Avenue of the Americas, New York, NY 10036.

The Financial Industry Regulatory Authority ("FINRA") provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

FINANCIAL STATEMENTS

The financial statements of the Separate Account are attached. Upon request, the financial statements of MetLife Investors USA Insurance Company will be sent to you without charge.

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